Other Commitments and Contingencies (Tables)	9 Months Ended
Sep. 30, 2019
Commitments and Contingencies Disclosure [Abstract]
Schedule of Assets Pledged

(in thousands of $)	September 30, 2019	December 31, 2018
Book value of vessels secured against long-term loans	3,156,061	3,244,291